Inventories (Tables)	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventories
Inventories comprise the following at September 30:

	2018	2017
Non-utility LPG and natural gas	$231.7	$188.4
Gas Utility natural gas	37.3	39.5
Materials, supplies and other	49.2	50.7
Total inventories	$318.2	$278.6